Warrants - Black-Scholes Option Pricing Model (Details)	Dec. 31, 2023 Y $ / shares shares	Feb. 08, 2023 $ / shares Y	Dec. 31, 2022 $ / shares shares Y
Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	1,552
Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	1,265
Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	13,806
Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	8,782
Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	691
Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	235,345
Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	126,380
Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	7,845
Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs | shares	185,604
Reload warrants - June 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares			1,290
Reload warrants - November 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares			995
Representative's warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares			50
Pre funded warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares			170
Stock Price | Cash exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	342.49	5.905
Stock Price | Cashless exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	342.49	5.905
Stock Price | Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.01
Stock Price | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	510.4
Stock Price | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	178.06
Stock Price | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.01
Stock Price | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	196.04
Stock Price | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	19.14
Stock Price | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.06
Stock Price | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	21.05
Stock Price | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs	13.34
Stock Price | Reload warrants - June 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs			1,933.14
Stock Price | Reload warrants - November 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs			870
Stock Price | Representative's warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs			870
Stock Price | Pre funded warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs			2.9
Exercise Price | Cash exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	928	16
Exercise Price | Cashless exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0	0
Term (years) | Cash exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5	5
Term (years) | Cashless exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5	5
Term (years) | Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Term (years) | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Term (years) | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5.5
Term (years) | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5.5
Term (years) | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Term (years) | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Term (years) | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Term (years) | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Term (years) | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs | Y	5.5
Term (years) | Reload warrants - June 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y			7.5
Term (years) | Reload warrants - November 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y			5.5
Term (years) | Representative's warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y			5
Term (years) | Pre funded warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y			5.5
Volatility | Cash exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.965	0.965
Volatility | Cashless exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.965	0.965
Volatility | Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.965
Volatility | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.965
Volatility | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.884
Volatility | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.884
Volatility | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.963
Volatility | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.891
Volatility | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.891
Volatility | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.892
Volatility | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs	0.869
Volatility | Reload warrants - June 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs			0.648
Volatility | Reload warrants - November 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs			0.843
Volatility | Representative's warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs			0.843
Volatility | Pre funded warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs			0.843
Risk Free Rate | Cash exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.03784	0.03784
Risk Free Rate | Cashless exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.03784	0.03784
Risk Free Rate | Pre Funded Warrants February 2023 [Member] | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0378
Risk Free Rate | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0379
Risk Free Rate | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0356
Risk Free Rate | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0356
Risk Free Rate | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0357
Risk Free Rate | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0474
Risk Free Rate | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0474
Risk Free Rate | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0474
Risk Free Rate | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs	0.044
Risk Free Rate | Reload warrants - June 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs			0.0332
Risk Free Rate | Reload warrants - November 2022 | Black-Scholes model
Warrants
Warrant fair value measurement inputs			0.0421
Risk Free Rate | Representative's warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs			0.0423
Risk Free Rate | Pre funded warrants | Black-Scholes model
Warrants
Warrant fair value measurement inputs			0.0421
Dividend Yield | Cash exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0	0
Dividend Yield | Cashless exercise | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0	0